ORGANIZATION AND DESCRIPTION OF THE BUSINESS (Details) $ in Millions	Dec. 31, 2022 USD ($)	Jun. 10, 2022 shares	Dec. 31, 2021 USD ($)	Nov. 01, 2021 shares	Oct. 01, 2021 shares	Aug. 01, 2021 shares	Apr. 21, 2021	Mar. 31, 2021	Mar. 31, 2020 shares
Organization And Description Of The Business [Line Items]
Class A shares received by Brookfield and its subsidiaries (in shares)									13,700,000
Class A shares received by the partnership (in shares)									32,600,000
Percentage of issued and outstanding exchangeable shares held by holders of units									70.40%
Percentage of issued and outstanding exchangeable shares held by Brookfield									29.60%
Percentage of voting interest in company									75.00%
Exchangeable shares issued as a result of special distribution				3,200,000	12,100,000	26,900,000			69,500,000
Conversion ratio							0.25
Financial liabilities | $	$ 390		$ 1,510
Exchange ratio							1	1
Limited Partners
Organization And Description Of The Business [Line Items]
Special distribution, limited partner units, share conversion		1.5							0.11111